Carrying Amounts and Fair Value of Financial Instruments (Fair value measurements, nonrecurring basis) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	$ 589,324,401	$ 414,644,840
Impaired financing receivable, related allowance	0	0	$ 738,662
LIABILITIES, FAIR VALUE, NONRECURRING		0
Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	8,408,958	7,891,092
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	5,693,400	3,990,606
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	2,715,558	3,900,486
Mortgage Loans Held For Sale | Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	5,693,400	3,990,606
Mortgage Loans Held For Sale | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Mortgage Loans Held For Sale | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	5,693,400
Mortgage Loans Held For Sale | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Collateral Dependent Impaired Loans (1) | Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired financing receivable, related allowance	0
ASSETS FAIR VALUE, NONRECURRING	2,216,948	3,222,746
Collateral Dependent Impaired Loans (1) | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Collateral Dependent Impaired Loans (1) | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Collateral Dependent Impaired Loans (1) | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	2,216,948	3,222,746
Foreclosed Assets | Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	498,610	677,740
Foreclosed Assets | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Foreclosed Assets | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Foreclosed Assets | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	$ 498,610	$ 677,740